Income Taxes (Components Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Asset retirement obligation	$ 14,156	$ 10,010
Equity investment in unconsolidated subsidiary	2,690	2,690
Net operating loss carryforward	7,351	6,491
Accrued bonus		962
Other	223	414
Total deferred tax assets	24,658	20,567
Property, plant and equipment	(157,921)	(132,297)
Commodity derivatives	(4,461)	(4,342)
Total deferred tax liabilities	(162,382)	(136,639)
Capital Loss Carryforward [Member]
Carryforward amount	$ 238